INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventories Tables Abstract
Inventories
	At December 31	At December 31
(in thousands)	2019	2018

Uranium concentrates	$526	$526
Inventory of ore in stockpiles	2,098	2,098
Mine and mill supplies in MLJV	2,826	3,058
	$5,450	$5,682

Inventories-by balance sheet presentation:
Current	$3,352	$3,584
Long term-ore in stockpiles	2,098	2,098
	$5,450	$5,682